UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/99

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     FORTIS (NL) N.V.
Address:  Postbus 2072
          Archimededeslan 10
          3584 BA Utrecht
          The Netherlands

13F File Number:    28-5184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:     SCOTT R. PLUMMER
Title:    VICE PRESIDENT, ASSOCIATE GENERAL COUNSEL, &
          ASSISTANT SECRETARY, FORTIS ADVISERS, INC.
Phone:    (651) 738-5602

Signature, Place, and Date of Signing:

/S/ SCOTT R. PLUMMER          WOODBURY, MN   FEBRUARY 1, 2000
 [Signature]                  [City,State]              [Date]

Report Type (Check only one.):

[  ]        13F HOLDINGS REPORT.   (Check here if all
holdings of this reporting manager are reported in this report.)

[x]        13F NOTICE.  (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[  ]        13F COMBINATION REPORT.    (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Fortis Advisers, Inc. (13F File No. 28-1542) is an wholly-owned subsidiary of Fortis, Inc. (13F File No. 28-5174). Fortis Inc. and Fortis International, N.V. (13F File No. 28-
5186) are wholly-owned subsidiaries of AMEV/VSB 1990 N.V. (13F File No. 28-5190). Sycamore Insurance Holding, N.V. (13F File No. 28-5188) is an indirectly owned subsidiary of AMEV/VSB 1990 N.V. which is a wholly-owned subsidiary of AG 1990 (Nederland) B.V. (13F File No. 28-5192), Fortis (B) (13F File No. 28-5182), and Fortis (NL) N.V.